Loan Portfolio Aging Analysis (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	$ 1,066,900	$ 1,033,227
60-89 Days Past Due	348,112	338,186
Greater Than 90 Days	1,434,818	1,303,818
Total Past Due	2,849,830	2,675,231
Current	174,236,320	171,526,199
Loans receivable gross	177,086,150	174,201,430
Total Loans > 90 Days & Accruing
Mortgage loans on real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans receivable gross	122,485,403	125,656,258
Mortgage loans on real estate | One-to-four family residential
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	727,315	289,337
60-89 Days Past Due	213,126	161,654
Greater Than 90 Days	984,996	1,020,862
Total Past Due	1,925,437	1,471,853
Current	39,460,710	38,000,155
Loans receivable gross	41,386,147	39,472,008
Total Loans > 90 Days & Accruing
Mortgage loans on real estate | Agricultural
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	37,392,116	29,971,649
Loans receivable gross	37,392,116	29,971,649
Total Loans > 90 Days & Accruing
Mortgage loans on real estate | Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due		75,924
Greater Than 90 Days	279,622	48,428
Total Past Due	279,622	124,352
Current	30,693,555	40,045,461
Loans receivable gross	30,973,177	40,169,813
Total Loans > 90 Days & Accruing
Mortgage loans on real estate | Home equity
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	158,414	511,562
60-89 Days Past Due	70,596	50,455
Greater Than 90 Days	136,508	197,191
Total Past Due	365,518	759,208
Current	12,368,445	15,283,580
Loans receivable gross	12,733,963	16,042,788
Total Loans > 90 Days & Accruing
Agricultural business
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	10,982,491	9,590,745
Loans receivable gross	10,982,491	9,590,745
Total Loans > 90 Days & Accruing
Commercial business
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	29,046,437	23,198,454
Loans receivable gross	29,046,437	23,198,454
Total Loans > 90 Days & Accruing
Consumer loan
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	181,171	156,404
60-89 Days Past Due	64,390	126,077
Greater Than 90 Days	33,692	37,337
Total Past Due	279,253	319,818
Current	14,292,566	15,436,155
Loans receivable gross	14,571,819	15,755,973
Total Loans > 90 Days & Accruing